Deferred Acquisition Costs	12 Months Ended
Dec. 31, 2016
Deferred Acquisition Costs
(9)	Deferred Acquisition Costs

DAC at December 31 and the changes in the balance for the years then ended are as follows:

	2016	2015	2014
Balance, beginning of year	$134,374	118,319	104,002
Capitalization	6,406	13,531	16,906
Interest	6,471	6,197	5,541
Amortization	(17,691)	(11,563)	(7,383)
Change in shadow DAC	308	7,890	(747)

Balance, end of year	$129,868	134,374	118,319

The Company reviews its best-estimate assumptions each year and records “unlocking” as appropriate. These reviews are based on recent changes in the organization and businesses of the Company and actual and expected performance of in-force policies. The reviews include all assumptions, including mortality, lapses, expenses, and separate account returns. The revised best estimate assumptions were applied to the current in-force policies to project future gross profits.

The pretax impact on the Company’s assets and liabilities as a result of the unlocking during the years ended December 31 is as follows:

	2016	2015	2014
Assets:
DAC	$(1,030)	2,641	856
DSI	(212)	337	356

Total (decrease) increase in assets	(1,242)	2,978	1,212

Liabilities:
Account balances and future policy benefit reserves	(1,954)	5,867	(1,259)
Unearned premiums	4	40	(2)

Total (decrease) increase in liabilities	(1,950)	5,907	(1,261)

Net increase (decrease) before tax	708	(2,929)	2,473
Deferred income tax expense (benefit)	248	(1,025)	866

Net increase (decrease) after tax	$460	(1,904)	1,607